Leases	12 Months Ended
Dec. 31, 2022
Operating Lease Right-Of-Use Assets, Net [Abstract]
Leases
8.	Leases

Operating lease right -of-use asset, net was as follows as of December 31, 2022 and 2021:

	2022	2021
	In thousands of USD
Beijing Office	$266	$-
Less: accumulated amortization	(64)	-
Right-of-use assets, net	$202	$-

The Company recognized lease expense amounted to approximately $0.07 million for the year ended December 31, 2022. The lease period of the operating lease right-of-use asset Beijing office is 3 years.

Operating lease liability as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
	In thousands of USD
Beijing office	$202	$-
Total operating lease liability	$202	$-

Analyzed for reporting purposes as:

	2022	2021
	In thousands of USD
Current maturities of operating lease liability	$88	$-
Long-term portion of operating lease liability	184	-
Total	$272	$-

Maturity analysis of operating lease liability as of December 31, 2022 is as follows:

Operating lease payment	BJ office
Discount rate at commencement	3.5%
One year	$93,330
Two years	186,658
Total undiscounted cash flows	$279,988
Total financing lease liabilities	271,650
Difference between undiscounted cash flows and discounted cash flows	8,338

The incremental borrowing rate for the Company is 3.5% and remaining lease term is 2.25 years.